Loans Payable (Tables)	6 Months Ended
Jun. 30, 2024
Loans Payable [Abstract]
Schedule of Loans Payable	At June 30, 2024 and December 31, 2023, loans payable consisted of the following:
	June 30,	December 31,
	2024	2023
Hire purchases - Motor Vehicle	$221,048	$248,768
Term loan I	-	154,195
Term loan II	-	147,697
Short-term loan I	162,135	166,533
Short-term loan II	202,133	-
	585,316	717,193
Less current portion	(407,115)	(512,435)
Long-term loans payable	$178,201	$204,758